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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2013
                                      FOR
           HARTFORD LIFE AND HARTFORD LIFE AND ANNUITY OMNISOURCE(R)
            GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

We no longer file fully updated prospectuses and statements of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above products. However, in order to provide you with updated information that would have been included in the updated prospectuses and SAIs, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2012. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.


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1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

Alger Large Cap Growth Investment Division                        Class I-2 of the Alger Large Cap Growth Portfolio of The Alger
                                                                  Portfolios
Alger Small Cap Growth Investment Division (CLOSED TO ALL         Class I-2 of the Alger Small Cap Growth Portfolio of The Alger
CERTIFICATES ISSUED ON OR AFTER JUNE 1, 2007)                     Portfolios
American Funds Asset Allocation Investment Division               Class 2 of the Asset Allocation Fund(SM) of American Funds
                                                                  Insurance Series(R)
American Funds Global Growth Investment Division                  Class 2 of the Global Growth Fund(SM) of American Funds Insurance
                                                                  Series(R)
American Funds Global Small Capitalization Investment Division    Class 2 of the Global Small Capitalization Fund(SM) of American
                                                                  Funds Insurance Series(R)
American Funds Growth Investment Division                         Class 2 of the Growth Fund(SM) of American Funds Insurance
                                                                  Series(R)
American Funds International Investment Division                  Class 2 of the International Fund(SM) of American Funds Insurance
                                                                  Series(R)
DWS Equity 500 Index Investment Division                          Class A of the DWS Equity 500 Index VIP of the DWS Investments VIT
                                                                  Funds
DWS Small Cap Index Investment Division                           Class A of the DWS Small Cap Index VIP of the DWS Investments VIT
                                                                  Funds
Fidelity VIP Equity-Income Investment Division (EFFECTIVE JULY    Initial Class of the Equity-Income Portfolio of the Fidelity
5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND        Variable Insurance Products
TRANSFER OF INVESTMENT VALUE)
Fidelity VIP High Income Investment Division(EFFECTIVE JULY 5,    Initial Class of the High Income Portfolio of the Fidelity
2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFER  Variable Insurance Products
OF INVESTMENT VALUE)
Franklin Rising Dividends Securities Investment Division          Class 2 of the Franklin Rising Dividends Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Securities Investment Division           Class 2 of the Franklin Small Cap Value Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth Securities Investment Division      Class 2 of the Franklin Small-Mid Cap Growth Securities Fund of
                                                                  the Franklin Templeton Variable Insurance Products Trust
Franklin Strategic Income Securities Investment Division          Class 1 of the Franklin Strategic Income Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Investment Division                      Class 2 of the Mutual Shares Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
Templeton Foreign Securities Investment Division                  Class 2 of the Templeton Foreign Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
Templeton Growth Securities Investment Division                   Class 2 of the Templeton Growth Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
Hartford Balanced HLS Investment Division (formerly named         Class IA of Hartford Balanced HLS Fund (formerly named "Hartford
"Hartford Advisers HLS Investment Division")                      Advisers HLS Fund")
Hartford Capital Appreciation Investment Division                 Class IA of Hartford Capital Appreciation HLS Fund

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
Hartford Money Market Investment Division                         Class IA of Hartford Money Market HLS Fund
Hartford Stock Investment Division                                Class IA of Hartford Stock HLS Fund
Hartford Total Return Bond Investment Division                    Class IA of Hartford Total Return Bond HLS Fund
Hartford Value Investment Division                                Class IA of Hartford Value HLS Fund
Invesco V.I. Global Core Equity Investment Division (EFFECTIVE    Series I of the Invesco V.I. Global Core Equity Fund
JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND
TRANSFER OF INVESTMENT VALUE)
Invesco V.I. High Yield Investment Division                       Series I of the Invesco V.I. High Yield Fund
Janus Aspen Balanced Investment Division                          Service Shares of the Balanced Portfolio of the Janus Aspen
                                                                  Series
Janus Aspen Enterprise Investment Division                        Service Shares of the Enterprise Portfolio of the Janus Aspen
                                                                  Series
Janus Aspen Flexible Bond Investment Division                     Service Shares of the Flexible Bond Portfolio of the Janus Aspen
                                                                  Series
Janus Aspen Global Research Investment Division (formerly named   Service Shares of the Global Research Portfolio of the Janus
"Janus Aspen Worldwide Investment Division")                      Aspen Series (formerly named "Worldwide Portfolio")
Janus Aspen Overseas Investment Division (EFFECTIVE SEPTEMBER 1,  Service Shares of the Overseas Portfolio of the Janus Aspen
2005, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFER  Series
OF INVESTMENT VALUE)
JPMorgan Insurance Trust Core Bond Investment Division            Class 1 Shares of the Core Bond Portfolio of the JPMorgan
                                                                  Insurance Trust
JPMorgan Insurance Trust International Equity Investment          Class 1 Shares of the International Equity Portfolio of the
Division                                                          JPMorgan Insurance Trust
JPMorgan Insurance Trust Small Cap Core Company Investment        Class 1 Shares of the Small Cap Core Portfolio of the JPMorgan
Division                                                          Insurance Trust
JPMorgan Insurance Trust U.S. Equity Investment Division          Class 1 Shares of the U.S. Equity Portfolio of the JPMorgan
                                                                  Insurance Trust
MFS(R) Core Equity Investment Division                            Initial Class of the MFS(R) Core Equity Series of the MFS(R)
                                                                  Variable Insurance Trust
MFS(R) Growth Investment Division                                 Initial Class of the MFS(R) Growth Series of the MFS(R) Variable
                                                                  Insurance Trust
MFS(R) High Income Investment Division                            Initial Class of the MFS(R) High Income Series of the MFS(R)
                                                                  Variable Insurance Trust
MFS(R) Investors Trust Investment Division                        Initial Class of the MFS(R) Investors Trust Series of the MFS(R)
                                                                  Variable Insurance Trust
MFS(R) New Discovery Investment Division                          Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                                  Variable Insurance Trust
Morgan Stanley UIF Core Plus Fixed Income Investment Division     Class I of the Core Plus Fixed Income Portfolio of The Universal
                                                                  Institutional Funds, Inc.
Morgan Stanley UIF Emerging Markets Equity Investment Division    Class I of the Emerging Markets Equity Portfolio of The
                                                                  Universal Institutional Funds, Inc.

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
Morgan Stanley UIF Mid Cap Growth Investment Division             Class 1 of the Mid Cap Growth Portfolio of The Universal
                                                                  Institutional Funds, Inc.
Neuberger Berman AMT Balanced Investment Division (EFFECTIVE      I Class Shares of the Balanced Portfolio of the Neuberger Berman
JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND   Advisers Management Trust
TRANSFER OF INVESTMENT VALUE)
Neuberger Berman AMT Large Cap Value Investment Division          I Class Shares of the Large Cap Value Portfolio of Neuberger
(EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM     Berman Advisers Management Trust
PAYMENTS AND TRANSFER OF INVESTMENT VALUE)

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

     Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

     The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2012:

                                                 MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.35%              1.85%
(Expenses that are deducted from
Underlying Fund assets,
including management fees, distribution
and/or service fees, (12b-1) fees and
other expenses)

Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2012, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $931,854.48 (excluding indirect benefits received by offering HLS Funds as investment options).

3. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

     There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

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4. PREMIUMS

You may send premium payments to us by means of the following methods:

    By Mail

    Make your check payable to: THE HARTFORD

    Note your Policy/Certificate number on the check and cover letter.

    Mail your check to:

           Attn: Document Controls Services
           The Hartford-(Private Placement Life Insurance)
           1 Griffin Road North
           Windsor, CT 06095-1512

    By Wire

    You may also arrange to pay your premium by wire by calling Philadelphia Financial Administration Services Company, LLC* at 1-800-854-3384.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive The Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives at Philadelphia Financial Administration Services Company, LLC via telephone at 1-800-854-3384 or via mail at Philadelphia Financial Administration Services Company, LLC, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

------------

* Philadelphia Financial Administration Services Company, LLC ("PFASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company ("The Hartford") pursuant to an Administrative Services Agreement. The Hartford and Philadelphia Financial Distribution Company are not affiliated.

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